Real Estate Assets, Net - Asset Acquisitions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cottonwood One Upland
Business Acquisition [Line Items]
Building	$ 82,145,536
Land	14,514,535
Land Improvements	3,009,335
Personal Property	1,967,566
Intangible	2,305,430
Total	$ 103,942,402
Cottonwood West Palm
Business Acquisition [Line Items]
Building		$ 52,276,096
Land		9,379,895
Land Improvements		1,278,260
Personal Property		2,015,778
Intangible		1,503,325
Total		$ 66,453,354